5. DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance	$ 54,626	$ 273,170
Fair value of expired warrant	(210)	(56,229)
Change in fair value of derivative liability	(8,513)	(150,870)
Foreign exchange effect on derivative liability	2,152	(11,445)
Derivative liability, ending balance	$ 48,055	$ 54,626